UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:             Roumell Asset Management, LLC
     Address:          2 Wisconsin Circle
                       Suite 660
                       Chevy Chase, MD 20815
     13F File Number:  028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  James Roumell
Title:                 President/Chief Compliance Officer
Phone:                 301-656-8500
Signature,             Place,                       and Date of Signing:
James Roumell          Chevy Chase, Maryland        May 15, 2007

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      35
Form 13F Information Table Value Total:      $218591

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
			  	TITLE		         VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER	   VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      CUSIP	(x$1000)PRN AMT	PRN CALL DSCRETN  MGRS	SOLE	SHARED	NONE
----------------------------	---------- -----------	-------	-------	--- ---- -------- -----	------	------	------
AMERICAN STRATEGIC INC		COM	    030098107	1205	102975  SH	SOLE			102975
ANSWERTHINK INC			COM	    036916104	3315	1013850	SH	SOLE			1013850
BANKUNITED FINL CORP		CL A	    06652B103	6732	317400  SH	SOLE			317400
BERKSHIRE HATHAWAY INC		CL B	    084670207	11513	3163	SH	SOLE			3163
BOIS D ARC ENERGY INC		COM	    09738U103	3792	286650	SH	SOLE			286650
CAPITAL SOUTHWEST CO    	COM	    140501107	22945	149313  SH	SOLE			149313
CATAPULT COMMUNICATIONS CORP	COM	    149016107	3116	319950	SH	SOLE			319950
CEVA INC			COM	    157210105	1006	139080	SH	SOLE			139080
COMSTOCK RES INCORP     	COM NEW	    205768203	6772	247333  SH	SOLE			247333
CONCORD CAMERA CORP		COM NEW	    206156200	856	183193  SH	SOLE			183193
ENCORE WIRE CORP		COM	    292562105	5888	232550	SH	SOLE			232550
ENTRUST INCORPORATED    	COM	    293848107	3266	810300	SH	SOLE			810300
FRANKLIN UNVL TRSH BEN		SH BEN INT  355145103	1729	241088	SH	SOLE			241088
GENCOPR INC	 		COM	    368682100	8300	599700	SH	SOLE			599700
GLENAYRE TECHNOLOGIES 		COM	    377899109	6975	3214371	SH	SOLE			3214371
HYPERCOM COPR	 		COM	    44913M105	13057	2190750	SH	SOLE			2190750
INFOCUS CORP			COM	    45665B106	4496	1605735	SH	SOLE			1605735
KITE RLTY GROUP TR REIT 	COM	    49803T102	2727	136700  SH	SOLE			136700
KVH INDUSTRIES INC		COM	    482738101	9920	1064400	SH	SOLE			1064400
MGIC INVESTMENT CORP    	COM	    552848103	753	12775   SH	SOLE			12775
NABORS INDUSTRIES LTD NEW    	COM	    G6359F103	5995	202050  SH	SOLE			202050
PHOENIX COS INC NEW	    	COM	    71902E109	4667	336250  SH	SOLE			336250
PIONEER DRILLING CO	   	COM	    723655106	7075	557500  SH	SOLE			557500
PMI GROUP INC           	COM	    69344M101	8486    187655  SH	SOLE			187655
PUTNAM HIGH YIELD MUN   	SH BEN INT  746781103	9921    1315799 SH	SOLE			1315799
PUTNAM TAX FREE HEALTH  	SH BEN INT  746920107	3966    282883  SH	SOLE			282883
QAD INCORPORATED        	COM	    74727D108	8736    960029  SH	SOLE			960029
RAM HOLDINGS LTD		SHS	    G7496G103	1893	124100	SH	SOLE			124100
SONICWALL INC			COM	    835470105	8748    1046450 SH	SOLE			1046450
TECUMSEH PRODS CO		CL A	    878895200	6563	651700	SH	SOLE			651700
TECUMSEH PRODS CO		CL B	    878895101	1314	132200	SH	SOLE			132200
TEJON RANCH CO DEL		COM	    879080109	17146   362493  SH	SOLE			362493
TOPPS CO			COM	    890786106	1251    128670  SH	SOLE			128670
TRIQUENT SEMICONDUCTOR INC	COM	    89674K103	1163	232500	SH	SOLE			232500
WASHINGTON POST CO	    	CL B	    939640108	13306   17428   SH	SOLE			17428